Consolidated Balance Sheets - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Current assets:
Cash and cash equivalents	$ 1,217,968	$ 745,572
Prepayments and other current assets	53,461	119,271
Other receivables	30,983	29,011
Related party receivable	93,686
Assets of discontinued operations - current		17,980,969
Total current assets	1,396,098	18,874,823
Non-current assets
Long-term investment	13,159,074	1,841,055
Property and equipment, net	35,115	53,935
Operating Right-of-use asset, net	100,621
Long-term Related party receivable	566,853
Assets of discontinued operations – non-current		15,553,270
Total non-current assets	13,861,663	17,448,260
TOTAL ASSETS	15,257,761	36,323,083
Current liabilities
Taxes payable	221,393	193,477
Amounts due to related parties	73,159	52,936
Accrued expenses	516,613	106,477
Operating Lease Liability-current	100,621
Bond due to related parties	600,000
Liabilities of discontinued operations - current		1,221,120
Total current liabilities	1,511,786	1,574,010
Non-current liabilities
Liabilities of discontinued operations – non-current		13,250,516
Total non-current liabilities		13,250,516
TOTAL LIABILITIES	1,511,786	14,824,526
COMMITMENTS AND CONTIGENCIES
SHAREHOLDERS’ EQUITY:
Ordinary shares, par value $0.0002 per share, 500,000,000 shares authorized; 15,929,451 and 15,449,451 shares issued and outstanding as of March 31, 2025 and March 31, 2024, respectively	3,186	3,090
Additional paid-in capital	17,872,227	19,055,297
Statutory reserve	40,590	745,590
(Accumulated deficit)/Retained earnings	(4,232,288)	3,389,754
Accumulated other comprehensive (loss)/income	62,260	(1,695,174)
TOTAL SHAREHOLDERS’ EQUITY	13,745,975	21,498,557
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 15,257,761	$ 36,323,083